Acquisition (Narrative) (Details)	0 Months Ended	12 Months Ended						0 Months Ended		12 Months Ended
	Jan. 07, 2011 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Jan. 07, 2011 ASM AS KG [Member] EUR (€)	Jan. 07, 2011 ASMPT [Member] EUR (€)	Dec. 31, 2011 SEAS [Member] EUR (€)
Business Acquisition [Line Items]
Cash consideration to acquire equity interest	€ 36,500,000
Liability to pay equity as capital injection to increase registered limited partnership interest								20,000,000
Maximum grant of revolving loan facility								20,000,000
Term of revolving credit facility								3 years
Letter of support granted								120,000,000
Term of letter of support granted								6 years
Maximum amount limit to enter into consultancy agreement	100,000
Period for compliance of labor agreements from closing date	3 years
Maximum liability of liquidated damages	20,000,000
Minimum bank guarantee for liquidated damages	20,000,000
Period of bank guarantee	4 years
Cumulative acquisition related costs	5,200,000
Acquisition cost		800,000		700,000		3,600,000			600,000
Gain from a bargain purchase			0		109,279,000		0
Net sales			1,418,067,000		1,634,334,000		1,222,900,000			444,000,000
Result from operations			€ 88,256,000		€ 367,450,000		€ 328,640,000			€ 53,000,000